Cover	Dec. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41172
Entity Registrant Name	SPREE ACQUISITION CORP. 1 LIMITED
Entity Central Index Key	0001881462
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1922 Wildwood PL NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30324
City Area Code	470
Local Phone Number	223-0227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false